Investment Objectives and Goals - iShares 1-10 Year Treasury Bond ETF	Apr. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 1-10 YEAR TREASURY BOND ETFTicker: GOVMStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares 1-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and ten years.